UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07694

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
DEBT INSTRUMENTS (99.5%)
Argentina (0.2%)
Sovereign (0.2%)
Republic of Argentina,
8.28%, 12/31/33	$1,743		$479

Brazil (18.5%)
Sovereign (18.5%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18(a)		5,000	4,781
Federative Republic of Brazil,
6.00%, 1/17/17(b)		6,850	6,867
7.13%, 1/20/37		550	554
8.00%, 1/15/18		5,623	6,163
8.88%, 10/14/19 - 4/15/24		6,188	7,273
10.50%, 7/14/14		1,740	2,153
11.00%, 8/17/40(b)		8,050	10,264
			38,055
Bulgaria (0.6%)
Sovereign (0.6%)
Republic of Bulgaria,
8.25%, 1/15/15(a)		1,149	1,161

Chile (1.0%)
Sovereign (1.0%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12(a)		2,090	2,138

Colombia (3.2%)
Sovereign (3.2%)
Republic of Colombia,
7.38%, 1/27/17 - 3/18/19		3,960	3,984
11.75%, 2/25/20		2,025	2,535
			6,519
Ecuador (0.7%)
Sovereign (0.7%)
Republic of Ecuador,
9.38%, 12/15/15		1,715	763
9.95%, 8/15/30(c)		2,500	756
			1,519
Ghana (0.6%)
Sovereign (0.6%)
Republic of Ghana,
8.50%, 10/4/17(a)		1,916	1,178

Indonesia (8.2%)
Corporate (1.1%)
Pindo Deli Finance Mauritius,
Tranche A, 3.18%, 4/28/15(a)(d)		397	220
Tranche B, 3.18%, 4/28/18(a)(d)		1,707	435
Tranche C, Zero Coupon, 4/28/25(d)		6,884	379
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 3.18%, 4/28/15(d)		1,317	731
Tranche B, 3.15%, 4/28/18(a)(d)		1,477	377
Tranche C, Zero Coupon, 4/28/27(a)(d)		3,352	184
			2,326
Sovereign (7.1%)
Republic of Indonesia,
6.88%, 1/17/18		3,280	2,657
6.88%, 1/17/18(a)		2,452	1,986
7.75%, 1/17/38		2,339	1,809
7.75%, 1/17/38(a)		1,130	882
11.63%, 3/4/19(a)		6,669	7,286
			14,620
			16,946
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast,
Zero Coupon, 3/31/18(c)		2,045	378

Kazakhstan (2.2%)
Sovereign (2.2%)
Intergas Finance BV,
6.38%, 5/14/17		610	357
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18(a)		5,720	4,233
			4,590
Mexico (13.3%)
Sovereign (13.3%)
Pemex Project Funding Master Trust,
2.62%, 6/15/10(a)(d)		4,250	4,080
8.63%, 12/1/23		1,740	1,644
9.13%, 10/13/10		1,027	1,099
United Mexican States,
5.63%, 1/15/17(b)		7,558	7,429
5.95%, 3/19/19		5,476	5,366
6.05%, 1/11/40		560	482
6.75%, 9/27/34		7,169	6,788
7.50%, 1/14/12		1	1
8.38%, 1/14/11		541	596
			27,485
Nigeria (1.2%)
Sovereign (1.2%)
UBS AG, Federal Republic of Nigeria, Credit Linked Unsecured Notes,
Zero Coupon, 4/9/09(e)	NGN	351,300	2,379

Panama (2.3%)
Sovereign (2.3%)
Republic of Panama,
7.13%, 1/29/26		$1,340	1,273
8.88%, 9/30/27		430	462
9.38%, 4/1/29		2,663	2,936
			4,671
Peru (6.6%)
Sovereign (6.6%)
Republic of Peru,
6.55%, 3/14/37		2,613	2,352
7.13%, 3/30/19		3,360	3,410
7.35%, 7/21/25		560	566
8.38%, 5/3/16		790	881
8.75%, 11/21/33		5,707	6,420
			13,629

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Philippines (6.2%)
Sovereign (6.2%)
Republic of Philippines,
8.38%, 6/17/19	$1,041	$1,140
8.88%, 3/17/15	4,308	4,976
9.00%, 2/15/13	2,240	2,576
9.50%, 2/2/30	3,409	4,048
		12,740
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered),
9.75%, 6/15/30	1,260	1,607

Russia (13.1%)
Corporate (1.3%)
TNK-BP Finance S.A.,
7.88%, 3/13/18(a)	3,800	2,679

Sovereign (11.8%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17(a)	2,004	1,397
7.18%, 5/16/13	270	222
7.18%, 5/16/13(a)	2,800	2,305
Russian Federation,
7.50%, 3/31/30(a)(f)	849	802
Russian Federation (Registered),
7.50%, 3/31/30(b)(f)	14,999	14,174
12.75%, 6/24/28	4,000	5,300
		24,200
		26,879
South Africa (1.0%)
Sovereign (1.0%)
Republic of South Africa,
7.38%, 4/25/12	2,038	2,109

South Korea (0.7%)
Sovereign (0.7%)
Korea Development Bank,
8.00%, 1/23/14	1,320	1,359

Trinidad (0.8%)
Sovereign (0.8%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36(a)	2,369	1,569

Turkey (9.7%)
Sovereign (9.7%)
Republic of Turkey,
6.75%, 4/3/18	6,005	5,555
6.88%, 3/17/36	1,174	939
8.00%, 2/14/34	867	785
11.00%, 1/14/13	7,145	8,109
11.50%, 1/23/12	320	363
11.88%, 1/15/30	3,237	4,289
		20,040
Uruguay (0.2%)
Sovereign (0.2%)
Republic of Uruguay,
8.00%, 11/18/22	545	494

Venezuela (8.2%)
Sovereign (8.2%)
Republic of Venezuela,
5.75%, 2/26/16	987	484
7.00%, 3/31/38	1,631	705
9.00%, 5/7/23	617	318
9.25%, 9/15/27 - 5/7/28	17,132	9,356
10.75%, 9/19/13	8,330	6,060
		16,923
TOTAL DEBT INSTRUMENTS (Cost $228,934)		204,847

No. of Warrants
WARRANTS (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (Cost $—)(d)	3,000	300

	Shares
SHORT-TERM INVESTMENT (0.4%)
United States (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $822)(g)	821,596	822
TOTAL INVESTMENTS (100.0%) (Cost $229,756) +		205,969
LIABILITIES IN EXCESS OF OTHER ASSETS		(16,974)
NET ASSETS		$188,995

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2009
(c)	Issuer is in default.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2009.
(e)	Security has been deemed illiquid at March 31, 2009.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(g)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $3,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $41,357,000 and $48,197,000, respectively.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $229,756,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $23,787,000 of which $4,291,000 related to appreciated securities and $28,078,000 related to depreciated securities.

NGN —	Nigerian Naira

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	271	$33,625	Jun-09	$(835)

At March 31, 2009, the Fund had reverse repurchase agreements outstanding with UBS as follows:

Maturity in
less than
UBS Agreement	365 Days
Value of Securities Subject to Repurchase	$18,932,313
Liability Under Reverse Repurchase Agreement	$18,952,687
Weighted Average Days to Maturity	35.00

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs - Assets	(000)	(000)
Level 1 - Quoted Prices	$822	—
Level 2 - Other Significant Observable Inputs	205,147	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$205,969	—

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs - Liabilities	(000)	(000)
Level 1 - Quoted Prices	$—	(835)
Level 2 - Other Significant Observable Inputs	—	(18,932)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	(19,767)

For the period ended March 31, 2009 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

*Other financial instruments include futures and reverse repurchase agreements.

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009